Schedule of Investments (unaudited)	iShares® Asia/Pacific Dividend ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 39.0%
Ampol Ltd.	38,916	$861,858
Australia & New Zealand Banking Group Ltd.	43,881	761,299
Bank of Queensland Ltd.	162,665	661,029
Bendigo & Adelaide Bank Ltd.	109,431	689,115
BHP Group Ltd.	32,445	1,009,749
CSR Ltd.	241,127	930,128
Elders Ltd.	120,589	591,227
Fortescue Metals Group Ltd.	74,669	1,097,689
Harvey Norman Holdings Ltd.	376,480	957,789
JB Hi-Fi Ltd.	34,797	1,070,208
Magellan Financial Group Ltd.	283,053	1,779,269
Nick Scali Ltd.	146,005	1,051,182
Perpetual Ltd.	44,215	733,984
Rio Tinto Ltd.	8,804	697,143
South32 Ltd.	253,724	668,105
Super Retail Group Ltd.	82,860	687,710
Viva Energy Group Ltd.(a)	533,557	1,131,987
Westpac Banking Corp.	45,430	682,852
		16,062,323
Hong Kong — 26.6%
BOC Hong Kong Holdings Ltd.	147,000	448,650
CK Hutchison Holdings Ltd.	112,000	690,741
CK Infrastructure Holdings Ltd.	134,000	710,112
Henderson Land Development Co. Ltd.	220,000	680,057
Hongkong Land Holdings Ltd.	130,000	463,283
Hysan Development Co. Ltd.	235,000	555,295
Kerry Properties Ltd.	328,000	709,124
New World Development Co. Ltd.	389,250	962,604
PCCW Ltd.	2,284,000	1,167,808
Power Assets Holdings Ltd.	148,000	775,701
Sino Land Co. Ltd.	534,000	655,497
Sun Hung Kai Properties Ltd.	41,000	514,821
Swire Pacific Ltd., Class A	62,000	518,273
Swire Properties Ltd.	203,800	511,400
VTech Holdings Ltd.	254,600	1,587,777
		10,951,143
Japan — 26.2%
Haseko Corp.	52,400	682,184
Iino Kaiun Kaisha Ltd.	82,000	529,507
JAFCO Group Co. Ltd.	49,500	647,188
Kumagai Gumi Co. Ltd.	26,400	597,917
Mitsubishi HC Capital Inc.	96,800	640,368
Mitsui OSK Lines Ltd.	72,000	1,861,330
MS&AD Insurance Group Holdings Inc.	16,300	606,251
Nippon Yusen KK	66,200	1,610,392
Nishimatsu Construction Co. Ltd.	27,300	711,174
Security	Shares	Value

Japan (continued)
Niterra Co. Ltd.	35,100	$742,190
Sojitz Corp.	29,080	690,425
Sumitomo Corp.	32,700	701,509
Yamato Kogyo Co. Ltd.	15,800	755,544
		10,775,979
New Zealand — 1.9%
Spark New Zealand Ltd.	250,143	805,347

Singapore — 5.9%
Golden Agri-Resources Ltd.	3,916,500	737,512
Keppel Corp. Ltd.	178,300	990,142
Oversea-Chinese Banking Corp. Ltd.	69,000	690,535
		2,418,189
Total Common Stocks — 99.6%
(Cost: $44,214,860)		41,012,981

Warrants

Australia — 0.0%
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)(b)	1	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.6%
(Cost: $44,214,860)		41,012,981

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	10,000	10,000

Total Short-Term Securities — 0.0%
(Cost: $10,000)		10,000

Total Investments — 99.6%
(Cost: $44,224,860)		41,022,981

Other Assets Less Liabilities — 0.4%		177,605

Net Assets — 100.0%		$41,200,586

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(12	)(b)	$12	$—	$—	—	$22	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(b)	—		—	—	10,000	10,000	576		—
						$12	$—	$10,000		$598		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Singapore Index	4	08/30/23	$92	$2,663
Mini TOPIX Index	5	09/07/23	82	3,578
				$6,241

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$41,012,981	$—	$41,012,981
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$41,012,981	$—	$41,022,981
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,241	$—	$6,241

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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